Disposition of a subsidiary (Details Narrative) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 27, 2021	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Oct. 01, 2021 USD ($)	Oct. 01, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)
Multiemployer Plan [Line Items]
Net assets		$ 165,686,901	$ 163,782,853				$ 38,191,746
Held for sale
Multiemployer Plan [Line Items]
Net assets		275,000
Total cash consideration				$ 282,000
Gain of disposal of discontinued operations		74,000
Held for sale | Entity owned or controlled by another entity
Multiemployer Plan [Line Items]
Net assets | ¥						¥ 1,770
Percentage of interest divested	100.00%
Total cash consideration | ¥					¥ 1,820
Gain of disposal of discontinued operations		$ 48,000